Annual Total Returns - Class A	Mar. 31, 2024
Prospectus #1 | Delaware Ivy Asset Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(5.02%)
2015	(8.41%)
2016	(5.42%)
2017	18.37%
2018	(5.49%)
2019	21.69%
2020	13.46%
2021	13.80%
2022	(13.46%)
2023	15.61%
Prospectus #1 | Delaware Ivy Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	7.28%
2015	(0.41%)
2016	1.95%
2017	11.38%
2018	(3.31%)
2019	22.08%
2020	14.35%
2021	16.28%
2022	(16.11%)
2023	16.19%
Prospectus #1 | Delaware Ivy Core Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	9.11%
2015	(0.74%)
2016	3.50%
2017	20.38%
2018	(4.54%)
2019	31.04%
2020	21.78%
2021	28.91%
2022	(17.36%)
2023	23.53%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(0.06%)
2015	(12.01%)
2016	9.88%
2017	42.46%
2018	(19.83%)
2019	23.21%
2020	35.00%
2021	(4.67%)
2022	(27.31%)
2023	10.82%
Prospectus #1 | Delaware Climate Solutions Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(10.65%)
2015	(23.12%)
2016	34.30%
2017	(13.10%)
2018	(34.57%)
2019	4.32%
2020	(38.71%)
2021	43.23%
2022	41.37%
2023	(4.19%)
Prospectus #1 | Delaware Ivy Global Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	0.63%
2015	3.04%
2016	(3.39%)
2017	24.37%
2018	(6.22%)
2019	25.62%
2020	20.54%
2021	17.45%
2022	(17.40%)
2023	19.05%
Prospectus #1 | Delaware Ivy International Core Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	0.98%
2015	(1.01%)
2016	1.35%
2017	22.75%
2018	(17.95%)
2019	18.46%
2020	7.08%
2021	13.98%
2022	(15.35%)
2023	16.72%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	11.32%
2015	6.76%
2016	1.17%
2017	29.04%
2018	2.06%
2019	36.44%
2020	30.76%
2021	30.17%
2022	(27.00%)
2023	37.81%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	7.86%
2015	(6.08%)
2016	6.03%
2017	27.00%
2018	(0.10%)
2019	37.96%
2020	48.43%
2021	16.52%
2022	(30.67%)
2023	19.97%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(3.54%)
2016	22.38%
2017	11.96%
2018	(4.54%)
2019	26.32%
2020	7.81%
2021	25.28%
2022	14.94%
2023	17.62%
Prospectus #1 | Delaware Ivy Science and Technology Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	4.31%
2015	(3.15%)
2016	1.65%
2017	32.82%
2018	(5.11%)
2019	50.23%
2020	36.07%
2021	15.41%
2022	(32.38%)
2023	40.65%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	6.83%
2015	(6.06%)
2016	28.49%
2017	13.30%
2018	(10.68%)
2019	24.16%
2020	7.06%
2021	20.85%
2022	(14.97%)
2023	16.49%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	3.21%
2015	(2.20%)
2016	13.42%
2017	23.70%
2018	(4.12%)
2019	23.75%
2020	38.49%
2021	4.01%
2022	(27.68%)
2023	13.27%
Prospectus #2 | Delaware Ivy Global Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(0.64%)
2015	(3.59%)
2016	8.16%
2017	4.80%
2018	(0.36%)
2019	7.65%
2020	7.98%
2021	(1.08%)
2022	(9.04%)
2023	6.82%
Prospectus #2 | Delaware Ivy High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	1.46%
2015	(7.37%)
2016	16.73%
2017	7.99%
2018	(2.73%)
2019	11.24%
2020	5.32%
2021	6.77%
2022	(11.38%)
2023	12.19%
Prospectus #2 | Delaware Ivy Natural Resources Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(13.32%)
2015	(22.42%)
2016	23.78%
2017	2.89%
2018	(23.79%)
2019	9.21%
2020	(12.38%)
2021	26.05%
2022	17.56%
2023	1.27%
Prospectus #2 | Delaware Real Estate Securities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	29.71%
2015	4.47%
2016	4.09%
2017	5.27%
2018	(5.75%)
2019	24.30%
2020	(3.48%)
2021	43.62%
2022	(25.16%)
2023	9.69%